Cover	Dec. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2021
Entity File Number	001-40089
Entity Registrant Name	Novo Integrated Sciences, Inc.
Entity Central Index Key	0001138978
Entity Tax Identification Number	59-3691650
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11120 NE 2nd Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(206)
Local Phone Number	617-9797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NVOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false